GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Amortization of finite lived intangible assets		$ 11,343	$ 11,555	$ 6,342
Proprietary rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 12,000
Finite-Lived Intangible Asset, Useful Life	10 years